Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (1,263,809)	$ (1,335,461)	$ (2,544,887)	$ (5,775,951)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		39,170	39,170	2,246,033
Depreciation	2,629	2,450	4,946	4,035
Debt discount amortization	236,787	14,595	309,869
Change in fair value of derivative	25,348	(1,903)	(29,448)
Foreign exchange differences	5,453		38,695	26,703
Changes in operating assets and liabilities:
Receivables and prepaid expenses	(44,359)	42,696	78,905	24,961
Accounts payable	(10,607)	190,500	(128,576)	112,551
Accrued expenses and other payables	312,511	29,311	121,169	(18,892)
Registration Rights Agreement liability				520,000
Accrued severance	27,028	33,679	52,112	118,738
Net cash used in operating activities	(709,019)	(984,963)	(2,058,045)	(2,741,822)
Cash flows from investing activities:
Purchase of property and equipment			(966)	(25,849)
Net cash used in investing activities			(966)	(25,849)
Net Cash flows from financing activities:
Proceeds from convertible promissory notes, net	575,000	500,000	1,750,000
Net cash provided by financing activities	575,000	500,000	1,750,000
Effect of exchange rate changes on cash and cash equivalents	(958)		(11,893)	(30,728)
Net decrease in cash	(134,977)	(484,963)	(320,904)	(2,798,399)
Cash, beginning of period	228,540	549,444	549,444	3,347,843
Cash, end of period	93,563	64,481	228,540	549,444
Supplemental cash flow information:
Cash paid for interest
Cash paid for taxes
Non cash transactions:
Shares issued in respect of future services	$ 200,000